INCOME TAXES (Textual) (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Disposition Of Assets Tax Percentage	10.00%	10.00%	10.00%
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	¥ 309,910	$ 45,075
Remaining Balance Of Undistributed Earnings Available To Commonshareholders	138,531	20,148
Deferred Tax Assets, Operating Loss Carryforwards	97,192			¥ 136,445		$ 14,136
Unrecognized tax benefits	7,613			8,799	¥ 9,124	1,105	$ 1,279
Deferred tax assets tax credit carryforwards alternative minimum tax	1,389			1,389		202
Deferred tax assets tax credit carryforwards other	6,224			7,410		$ 905
Unrecognized tax benefits decrease resulting from settlements with taxing authorities	3,463	504		1,063
Unrecognized Tax Benefits, Interest on Income Taxes Expense	259	38		734	573
Unrecognized Tax Benefits, Income Tax Penalties Expense	1,161	169		0	¥ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	2,580	375		¥ 1,160
The Group [Member]
Unrecognized tax benefits decrease resulting from settlements with taxing authorities	¥ 670	$ 97
HONG KONG [Member]
Profit eligible for half income tax rate			$ 2,000
HONG KONG [Member] | Corporation Business [Member]
Effective Income Tax Rate Reconciliation, current imposed rate percent	16.50%	16.50%	16.50%
Half reduced income tax rate percentage	8.25%	8.25%	8.25%
Minimum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Maximum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023